DODIE KENT
                                                      Vice President and Counsel
                                                                  (212) 314-3970
                                                                   Fax: 707-1791
[AXA EQUITABLE -- MEMBER OF THE GLOBAL AXA GROUP LOGO]

                                                      March 7, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re: Separate Account No. 301 of AXA Equitable Life Insurance Company (the "Account")
                (Registration Nos. 2-74667 and 811-3301)

Commissioners:

     AXA Equitable, on behalf of Registrant, has sent to contract owners the annual reports, for the period ended December 31, 2005, for the following underlying mutual funds ("Funds") in which Registrant invests:

  o  AXA Premier VIP Trust
     Underlying funds: AXA Moderate Allocation; AXA Premier VIP Aggressive Equity; AXA Premier VIP High Yield; AXA Premier VIP Technology

  o  EQ Advisors Trust
     Underlying funds: EQ/Alliance Common Stock; EQ/Alliance Growth and Income; EQ/Alliance Intermediate Government Securities; EQ/Alliance International; EQ/Capital Guardian U.S. Equity; EQ/Equity 500 Index; EQ/Lazard Small Cap Value; EQ/Mercury International Value; EQ/MFS Emerging Growth Companies; EQ/Money Market

     AXA Equitable understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

     Please direct any question or comment regarding the enclosed to the undersigned at (212) 314-3970.




                                                     Very truly yours,

                                                     /s/ Dodie Kent
                                                     ------------------
                                                     Dodie Kent


                      AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104